Notes to Consolidated Statements of Cash Flows - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash Flow Statement [Abstract]
Additions to right-of-use assets	€ 16,116	€ 18,268	€ 37,557	€ 7,872
Lease liabilities additions		€ 15,606	€ 36,527	€ 14,232